Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000119766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	107.00%
C000119766 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000119766 [Member] | Mastercard Incorporated Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000119766 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000119766 [Member] | AutoZone Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000119766 [Member] | Williams Sonoma Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000119766 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000119766 [Member] | Lam Research Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119766 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | NVR Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | Essent Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.00%
C000119766 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000119766 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000119766 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000119766 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000119766 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	106.00%
C000032073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.00%
C000032073 [Member] | Agnico Eagle Mines Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000032073 [Member] | Lundin Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000032073 [Member] | Northern Star Resources Limited [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000032073 [Member] | Evolution Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000032073 [Member] | Dundee Precious Metals Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000032073 [Member] | SPDR Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000032073 [Member] | Royal Gold Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032073 [Member] | Endeavor Mining plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000032073 [Member] | Perseus Mining Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032073 [Member] | iShares Silver Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032073 [Member] | Intermediate Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.00%
C000032073 [Member] | Major Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000032073 [Member] | Other Natural Resources Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000032073 [Member] | Junior Precious Metals Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000032073 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000032073 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000032073 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	65.00%